EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY-BASED COMPENSATION
Schedule of award activity

		Weighted	Remaining
	Number	Average	Average
	of	Exercise	Contractual
	awards	Price	Life (in Years)
Outstanding – December 31, 2020	26,961	$4.73	6.37
Grants	4,000	$4.25
Exercises	(10)	$3.50
Pre-vesting forfeitures	(698)	$3.45
Post-vesting cancellations	(347)	$3.65
Outstanding – December 31, 2021	29,906	$4.71	5.87
Exercisable – December 31, 2021	21,465	$5.06	4.91

Schedule of assumptions to estimate for fair value of awards

	Year Ended December 31,
	2021	2020
Weighted average grant date fair value per award	$1.52	$1.56
Valuation model used	Black-Scholes	Black-Scholes
Expected award price volatility	35%	50%
Risk-free rate of return	1.15%	1.08%
Expected life of awards	6.1 years	6.1 years
Expected rate of dividends	None	None